TRI-CONTINENTAL CORPORATION

225 Franklin Street

Boston, MA 02110

May 3, 2019

VIA EDGAR

Mr. John Grzeskiewicz

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Tri-Continental Corporation (the Corporation)

Post-Effective Amendment No. 27

File No. 333-104669/811-00266

Dear Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Corporation do not differ from that contained in the Corporation’s Post-Effective Amendment No. 27 (Amendment). This Amendment was filed electronically on April 25, 2019.

If you have any questions, please contact either me at (312) 634-9280 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Megan E. Garcy
Megan E. Garcy
Assistant Secretary
Tri-Continental Corporation